Financial Instruments Risk - Gross Contractual Obligations (Details) $ in Thousands	Jun. 30, 2019 CAD ($)
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 152,884
Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	141,244
Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,137
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,190,234
Liquidity risk | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	152,884
Liquidity risk | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	815,421
Liquidity risk | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	161,160
Liquidity risk | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	60,769
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	494,544
Liquidity risk | Less than 1 year | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	152,884
Liquidity risk | Less than 1 year | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	264,589
Liquidity risk | Less than 1 year | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,559
Liquidity risk | Less than 1 year | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	53,512
Liquidity risk | 1 - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	194,206
Liquidity risk | 1 - 3 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 1 - 3 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	49,665
Liquidity risk | 1 - 3 years | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	137,284
Liquidity risk | 1 - 3 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,257
Liquidity risk | 3 - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	501,484
Liquidity risk | 3 - 5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 3 - 5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	501,167
Liquidity risk | 3 - 5 years | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	317
Liquidity risk | 3 - 5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 5 years | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 0